UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23232

HARTFORD FUNDS MASTER FUND

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Global Impact Fund

Semi-Annual Report

April 30, 2019 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website (www.hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with the Fund.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

Dear Fellow Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2018 through April 30, 2019.

Market Review

During the six months ended April 30, 2019, U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 gained 9.76%. The strong returns for the period were generated despite the Index losing nearly 20% through a volatile fourth quarter (2018 marked the first year of negative returns for the Index since 2008).

In our view, a key component of stocks’ impressive turnaround in 2019 was a change in U.S. Federal Reserve (Fed) monetary policy. From 2015 to 2018, the Fed had been gradually increasing interest rates from near zero in the wake of the global financial crisis. In March, the Fed indicated it will not continue to raise rates. In addition, GDP grew at 3.2% in the first quarter and the unemployment rate fell to 3.6% in April – a 49-year low.2 Stocks rallied on this evidence that the U.S. economy appears to have shaken off any lingering effects of the U.S. government shutdown.

However, slowing global growth and uncertainty surrounding domestic and foreign politics are likely to continue playing a key role in market movements this year. For example, trade tensions with China have already caused sporadic volatility, and the threat of ongoing tariffs could cause further uneasiness. Abroad, the still unresolved “Brexit” undertaking for the United Kingdom to leave the European Union, slowing growth in Germany, and a recession in Italy may negatively impact global markets.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

[2]	Source: Bureau of Labor Statistics, 5/19

Hartford Global Impact Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 2/28/2017 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	Since Inception[4]
Class A2	9.38%	2.29%	10.87%
Class A3	3.37%	-3.34%	8.02%
Class C2	9.22%	1.95%	10.24%
Class C3	8.27%	1.06%	10.24%
Class I2	9.67%	2.70%	11.32%
Class R3[2]	9.49%	2.40%	11.00%
Class R4[2]	9.53%	2.50%	11.04%
Class R5[2]	9.67%	2.67%	11.25%
Class R6[2]	9.59%	2.69%	11.34%
Class Y2	9.64%	2.72%	11.28%
Class F2	9.67%	2.77%	11.36%
MSCI All Country World (ACWI) Index (Net)	9.37%	5.06%	10.15%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Inception: 2/28/2017

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*

	Gross	Net
Class A	2.31%	1.19%
Class C	3.08%	1.94%
Class I	1.87%	0.89%
Class R3	2.56%	1.41%
Class R4	2.26%	1.11%
Class R5	1.95%	0.81%
Class R6	1.84%	0.69%
Class Y	1.95%	0.79%
Class F	1.84%	0.69%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include the expenses of the Fund and its allocated share of the Global Impact Master Portfolio (“Master Portfolio”) in which the Fund invests. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Small-cap and mid-cap securities can have greater risks and volatility than large-cap securities. • Investing in companies that seek to address major social and environmental challenges may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus. • The Fund invests in a master portfolio so it is subject to master-feeder structure risk. Other feeder funds may invest in the master portfolio. A large-scale redemption by another feeder fund may increase the proportionate share of the costs of the master portfolio borne by the remaining feeder fund shareholders, including the Fund.

2

Hartford Global Impact Fund

Fund Overview – (continued)

April 30, 2019 (Unaudited)

The Fund invests all of its assets in the Master Portfolio, the investment breakdown of which is shown below.

Composition by Sector in the Master Portfolio(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.0%
Consumer Discretionary	9.2
Consumer Staples	1.1
Financials	4.5
Health Care	15.0
Industrials	15.3
Information Technology	21.4
Materials	1.5
Real Estate	9.9
Utilities	11.5

Total	98.4%

Short-Term Investments	3.6
Other Assets & Liabilities	(2.0)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Global Impact Fund

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2018 through April 30, 2019. To the extent the Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of the Fund are equal to the class’s annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hartford Global Impact Fund(1)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Annualized expense ratio
Hartford Global Impact Fund(1)

Class A	$1,000.00	$1,093.80	$5.92	$1,000.00	$1,019.14	$5.71	1.14%
Class C	$1,000.00	$1,092.20	$8.46	$1,000.00	$1,016.71	$8.15	1.63%
Class I	$1,000.00	$1,096.70	$3.69	$1,000.00	$1,021.27	$3.56	0.71%
Class R3	$1,000.00	$1,094.90	$5.77	$1,000.00	$1,019.29	$5.56	1.11%
Class R4	$1,000.00	$1,095.30	$5.09	$1,000.00	$1,019.94	$4.91	0.98%
Class R5	$1,000.00	$1,096.70	$4.16	$1,000.00	$1,020.83	$4.01	0.80%
Class R6	$1,000.00	$1,095.90	$3.53	$1,000.00	$1,021.42	$3.41	0.68%
Class Y	$1,000.00	$1,096.40	$3.90	$1,000.00	$1,021.08	$3.76	0.75%
Class F	$1,000.00	$1,096.70	$3.59	$1,000.00	$1,021.37	$3.46	0.69%

(1)	Includes the Fund’s allocated share of the Master Portfolio’s expenses.

4

Hartford Global Impact Fund

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

Hartford Global Impact Fund
Assets:
Investments in Global Impact Master Portfolio Fund (Master Portfolio), at market value	$40,340,597
Receivables:
Fund shares sold	152,362
Other assets	107,862

Total assets	40,600,821

Liabilities:
Payables:
Transfer agent fees	633
Accounting services fees	986
Fund administration fees	1,644
Distribution fees	33
Accrued expenses	12,509

Total liabilities	15,805

Net assets	$40,585,016

Summary of Net Assets:
Capital stock and paid-in-capital	$40,541,077
Distributable earnings	43,939

Net assets	$40,585,016

Shares authorized	225,000,000

Par value	$0.0010

Class A: Net asset value per share	$10.59

Maximum offering price per share	$11.21

Shares outstanding	72,377

Net Assets	$766,367

Class C: Net asset value per share	$10.43

Shares outstanding	4,155

Net Assets	$43,339

Class I: Net asset value per share	$10.55

Shares outstanding	1,020,773

Net Assets	$10,766,556

Class R3: Net asset value per share	$10.43

Shares outstanding	4,520

Net Assets	$47,137

Class R4: Net asset value per share	$10.55

Shares outstanding	2,408

Net Assets	$25,395

Class R5: Net asset value per share	$10.43

Shares outstanding	1,207

Net Assets	$12,593

Class R6: Net asset value per share	$10.46

Shares outstanding	29,708

Net Assets	$310,768

Class Y: Net asset value per share	$10.43

Shares outstanding	2,336

Net Assets	$24,362

Class F: Net asset value per share	$10.61

Shares outstanding	2,695,720

Net Assets	$28,588,499

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Impact Fund

Statement of Operations

For the Six-Month Period Ended April 30, 2019 (Unaudited)

Hartford Global Impact Fund
Investment Income:
Dividends allocated from Master Portfolio	$251,432
Interest allocated from Master Portfolio	7,476
Securities lending allocated from the Master Portfolio	19,776
Less: Foreign tax withheld allocated from Master Portfolio	(15,646)
Expenses allocated from Master Portfolio	(170,039)

Total investment income allocated from Master Portfolio	92,999

Expenses:
Transfer agent fees
Class A	581
Class C	50
Class I	525
Class R3	16
Class R4	20
Class R5	7
Class R6	—
Class Y	7
Class F	19
Distribution fees
Class A	721
Class C	203
Class R3	81
Class R4	30
Custodian fees	119
Registration and filing fees	56,261
Accounting services fees	5,951
Fund administration fees	9,917
Audit fees	11,771
Other expenses	17,191

Total expenses (before waivers and fees paid indirectly)	103,470
Expense waivers	(153,583)
Distribution fee reimbursements	(124)

Total waivers and fees paid indirectly	(153,707)

Total expenses, net	(50,237)

Net Investment Income (Loss)	143,236

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments allocated from Master Portfolio	(767,682)
Net realized gain (loss) on foreign currency contracts allocated from Master Portfolio	(23,658)
Net realized gain (loss) on other foreign currency transactions allocated from Master Portfolio	(7,880)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(799,220)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments allocated from Master Portfolio	4,054,243
Net unrealized appreciation (depreciation) of foreign currency contracts allocated from Master Portfolio	55,420
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies allocated from Master Portfolio	(446)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	4,109,217

Net Gain (Loss) on Investments and Foreign Currency Transactions	3,309,997

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,453,233

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Impact Fund

Statement of Changes in Net Assets

	Hartford Global Impact Fund
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$143,236	$331,679
Net realized gain (loss) on investments and foreign currency transactions	(799,220)	3,233,016
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	4,109,217	(4,105,187)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,453,233	(540,492)

Distributions to Shareholders:
Class A	(56,772)	(5,706)
Class C	(4,832)	(574)
Class I	(357,502)	(50,126)
Class R3	(1,473)	(501)
Class R4	(2,940)	(686)
Class R5	(1,496)	(529)
Class R6	(1,519)	(538)
Class Y	(2,907)	(540)
Class F	(3,385,309)	(838,910)

Total distributions	(3,814,750)	(898,110)

Capital Share Transactions:
Sold	8,257,309	2,493,524
Issued on reinvestment of distributions	3,772,561	887,281
Redeemed	(363,681)	(546,952)

Net increase from capital share transactions	11,666,189	2,833,853

Net Increase (Decrease) in Net Assets	11,304,672	1,395,251

Net Assets:
Beginning of period	29,280,344	27,885,093

End of period	$40,585,016	$29,280,344

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Impact Fund

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(5)

Hartford Global Impact Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$11.10	$0.02	$0.83	$0.85	$(0.06)	$(1.30)	$(1.36)	$10.59	9.38	%(6)	$766	2.04	%(7)	1.13	%(7)	0.46	%(7)	40%
C	10.93	—	0.83	0.83	(0.03)	(1.30)	(1.33)	10.43	9.22	(6)	43	2.84	(7)	1.63	(7)	(0.07	)(7)	40
I	11.05	0.04	0.84	0.88	(0.08)	(1.30)	(1.38)	10.55	9.67	(6)	10,767	1.60	(7)	0.71	(7)	0.80	(7)	40
R3	10.98	0.02	0.83	0.85	(0.10)	(1.30)	(1.40)	10.43	9.49	(6)	47	2.18	(7)	1.11	(7)	0.31	(7)	40
R4	11.08	0.03	0.83	0.86	(0.09)	(1.30)	(1.39)	10.55	9.53	(6)	25	2.01	(7)	0.98	(7)	0.57	(7)	40
R5	11.00	0.04	0.81	0.85	(0.12)	(1.30)	(1.42)	10.43	9.67	(6)	13	1.71	(7)	0.80	(7)	0.76	(7)	40
R6	11.01	0.04	0.82	0.86	(0.11)	(1.30)	(1.41)	10.46	9.59	(6)	311	1.57	(7)	0.68	(7)	0.73	(7)	40
Y	10.99	0.04	0.82	0.86	(0.12)	(1.30)	(1.42)	10.43	9.64	(6)	24	1.65	(7)	0.75	(7)	0.79	(7)	40
F	11.16	0.04	0.84	0.88	(0.13)	(1.30)	(1.43)	10.61	9.67	(6)	28,588	1.59	(7)	0.69	(7)	0.86	(7)	40

For the Year Ended October 31, 2018
A	$11.63	$0.09	$(0.27)	$(0.18)	$—	$(0.35)	$(0.35)	$11.10	(1.69)%		$455	2.35%		1.20%		0.78%		79%
C	11.57	0.03	(0.27)	(0.24)	(0.05)	(0.35)	(0.40)	10.93	(2.25)		40	3.12		1.64		0.28		79
I	11.66	0.13	(0.26)	(0.13)	(0.13)	(0.35)	(0.48)	11.05	(1.34)		2,588	1.91		0.79		1.12		79
R3	11.63	0.10	(0.25)	(0.15)	(0.15)	(0.35)	(0.50)	10.98	(1.54)		11	2.60		0.98		0.85		79
R4	11.64	0.10	(0.26)	(0.16)	(0.05)	(0.35)	(0.40)	11.08	(1.58)		23	2.30		1.03		0.88		79
R5	11.65	0.12	(0.25)	(0.13)	(0.17)	(0.35)	(0.52)	11.00	(1.40)		11	1.99		0.85		1.00		79
R6	11.66	0.13	(0.25)	(0.12)	(0.18)	(0.35)	(0.53)	11.01	(1.23)		12	1.88		0.74		1.10		79
Y	11.65	0.14	(0.27)	(0.13)	(0.18)	(0.35)	(0.53)	10.99	(1.31)		22	1.93		0.79		1.15		79
F	11.66	0.13	(0.26)	(0.13)	(0.02)	(0.35)	(0.37)	11.16	(1.26)		26,117	1.88		0.74		1.10		79

For the Period Ended October 31, 2017(8)
A	$10.00	$0.06	$1.57	$1.63	$—	$—	$—	$11.63	16.30	%(6)	$140	5.13	%(7)	1.19	%(7)	0.76	%(7)	50%
C	10.00	0.01	1.56	1.57	—	—	—	11.57	15.70	(6)	16	5.94	(7)	2.00	(7)	0.11	(7)	50
I	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(6)	1,214	4.76	(7)	0.86	(7)	1.26	(7)	50
R3	10.00	0.07	1.56	1.63	—	—	—	11.63	16.30	(6)	12	5.54	(7)	1.22	(7)	0.93	(7)	50
R4	10.00	0.07	1.57	1.64	—	—	—	11.64	16.40	(6)	12	5.24	(7)	1.12	(7)	1.01	(7)	50
R5	10.00	0.09	1.56	1.65	—	—	—	11.65	16.50	(6)	12	4.94	(7)	0.95	(7)	1.19	(7)	50
R6	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(6)	12	4.84	(7)	0.85	(7)	1.29	(7)	50
Y	10.00	0.12	1.53	1.65	—	—	—	11.65	16.50	(6)	12	4.79	(7)	0.90	(7)	1.63	(7)	50
F	10.00	0.10	1.56	1.66	—	—	—	11.66	16.50	(6)	26,456	4.74	(7)	0.85	(7)	1.28	(7)	50

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(5)	The portfolio turnover of the Fund is reflective of the portfolio turnover of the Master Portfolio.
(6)	Not annualized.
(7)	Annualized.
(8)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.	Organization:

Hartford Global Impact Fund (the “Fund”) is a series of The Hartford Mutual Funds, Inc. (the “Company”). The Company is an open-end registered management investment company comprised of forty series as of April 30, 2019.

The Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of April 30, 2019, the Fund owned approximately 88.1% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. The performance of the Fund is affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The assets of the Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund is a diversified open-end management investment company. The Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

The Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Investment Valuation – An investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Master Portfolio’s Schedule of Investments.

b)

Determination of Net Asset Value – The per share net asset value (“NAV”) of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

c)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of the Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(b)). The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

9

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

3.	Principal Risks:

Because the Fund invests in the Master Portfolio, the Fund is subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in the Master Portfolio. As shareholders of the Master Portfolio, feeder funds, including the Fund, vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership of the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder fund shareholders, including the Fund. The risks described below are some of the risks that the Fund is exposed to through its investment in the Master Portfolio.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

4.	Federal Income Taxes:

a)

The Fund intends to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders. The Fund intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2019. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – The Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2018.

5.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as the Fund’s investment manager. The Company, on behalf of the Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. Wellington Management Company LLP (“Wellington Management”) serves as the Master Portfolio’s sub-adviser and performs daily investment of the assets for the Master Portfolio.

The Fund has a management fee rate of 0% so long as the Fund invests all (or substantially all) of its assets in the Master Portfolio under a master-feeder structure, pursuant to the Investment Management Agreement. If, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio, the Fund’s management fee rate would be as follows:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

The Master Portfolio pays a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

10

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

b)

Accounting Services Agreement – HFMC provides the Fund with accounting services pursuant to a fund accounting agreement by and between The Hartford Mutual Funds, Inc., on behalf of the Fund, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Fund pays HFMC a flat fee of $52,000 per year. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Fund.

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within the Fund. As of April 30, 2019, HFMC contractually limited the total operating expenses of the Fund (including expenses allocated from the Master Portfolio) (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 29, 2020, as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%

From November 1, 2018 through February 28, 2019, HFMC contractually limited the total operating expenses of the Fund (including expenses allocated from the Master Portfolio) (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as follows:

Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
1.19%	1.94%	0.89%	1.41%	1.11%	0.69%	0.69%	0.75%	0.69%

d)

Fees Paid Indirectly – The Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2019, these amounts, if any, are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.13%	1.63%	0.71%	1.11%	0.98%	0.80%	0.68%	0.75%	0.69%

e)

Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. For the six-month period ended April 30, 2019, HFD received front-end sales charges and contingent deferred sales charges for the Fund as follows:

Fund	Front-end Sales Charge	Contingent Deferred Sales Charge
Hartford Global Impact Fund	$659	$—	*

*	Amount is less than $1.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of the Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, the Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, the Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. The Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2019, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund was $18 and is included within the “Expenses allocated from Master Portfolio” in the Fund’s Statement of Operations.

11

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to the Fund. The Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of the Fund plus target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin. HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. The Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statement of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%*
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

*	Effective May 1, 2019, the Specified Amount for Class Y shares will be 0.11%.

For the six-month period ended April 30, 2019, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	0.20%	0.25%	0.02%	0.10%	0.17%	0.12%	0.00%	0.06%	0.00%

6.	Affiliate Holdings:

As of April 30, 2019, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	2%	29%	5%	27%	49%	100%	4%	52%	50%

Percentage of Fund:

Fund	Class A		Class C		Class I	Class R3		Class R4		Class R5		Class R6		Class Y		Class F
Hartford Global Impact Fund	0	%*	0	%*	1%	0	%*	0	%*	0	%*	0	%*	0	%*	35%

*	Percentage rounds to zero.

7.	Security Transactions and Income Recognition:

Securities transactions are recorded on a trade date basis in the Master Portfolio. Realized gains or losses in the Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily based on the effective interest method by the Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in the Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in the Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

12

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

The Fund records daily its proportionate share of the Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses.

8.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2019, and the year ended October 31, 2018:

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Hartford Global Impact Fund
Class A
Shares Sold	29,165	$291,609	28,492	$344,557
Shares Issued for Reinvested Dividends	6,063	56,772	490	5,706
Shares Redeemed	(3,879)	(37,419)	(35)	(407)

Net Increase (Decrease)	31,349	310,962	28,947	349,856

Class C
Shares Sold	—	$—	2,436	$29,170
Shares Issued for Reinvested Dividends	525	4,833	50	575
Shares Redeemed	—	—	(235)	(2,620)

Net Increase (Decrease)	525	4,833	2,251	27,125

Class I
Shares Sold	779,301	$7,640,182	173,161	$2,095,956
Shares Issued for Reinvested Dividends	38,324	357,502	4,283	50,126
Shares Redeemed	(31,041)	(322,459)	(47,420)	(543,925)

Net Increase (Decrease)	786,584	7,675,225	130,024	1,602,157

Class R3
Shares Sold	3,424	$31,751	—	$—
Shares Issued for Reinvested Dividends	159	1,473	43	501
Shares Redeemed	(106)	(1,000)	—	—

Net Increase (Decrease)	3,477	32,224	43	501

Class R4
Shares Sold	—	$—	1,034	$12,216
Shares Issued for Reinvested Dividends	315	2,940	59	686

Net Increase (Decrease)	315	2,940	1,093	12,902

Class R5
Shares Issued for Reinvested Dividends	162	1,496	45	528

Net Increase (Decrease)	162	1,496	45	528

Class R6
Shares Sold	28,767	$293,767	—	$—
Shares Issued for Reinvested Dividends	164	1,519	46	538
Shares Redeemed	(269)	(2,803)	—	—

Net Increase (Decrease)	28,662	292,483	46	538

Class Y
Shares Sold	—	$—	976	$11,625
Shares Issued for Reinvested Dividends	314	2,907	46	540

Net Increase (Decrease)	314	2,907	1,022	12,165

Class F
Shares Issued for Reinvested Dividends	354,959	3,343,119	70,827	828,081

Net Increase (Decrease)	354,959	3,343,119	70,827	828,081

Total Net Increase (Decrease)	1,206,347	$11,666,189	234,298	$2,833,853

9.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

10.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

11.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

14

Global Impact Master Portfolio

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Australia - 2.3%
83,282	SEEK Ltd.	$1,069,677

	Bangladesh - 2.9%
308,229	GrameenPhone Ltd.	1,309,050

	Brazil - 7.0%
114,438	Hapvida Participacoes e Investimentos S.A.(1)	883,143
236,875	Kroton Educacional S.A.	589,001
251,974	MRV Engenharia e Participacoes S.A.	932,428
18,678	Pagseguro Digital Ltd. Class A*	486,749
11,121	StoneCo Ltd. Class A*	320,173

		3,211,494

	Canada - 1.7%
25,219	Brookfield Renewable Partners L.P.(2)	794,576

	China - 2.2%
3,554,792	Huaneng Renewables Corp. Ltd. Class H	1,024,703

	Denmark - 1.1%
5,326	Vestas Wind Systems A/S	481,917

	France - 3.9%
14,965	Nexity S.A.	699,977
35,649	Suez	500,799
24,950	Veolia Environnement S.A.	590,129

		1,790,905

	Germany - 2.8%
4,810	LEG Immobilien AG	561,229
14,363	Vonovia SE	717,812

		1,279,041

	India - 4.5%
37,733	Bharat Financial Inclusion Ltd.*	546,948
80,410	Indiabulls Housing Finance Ltd.	804,242
45,562	Shriram Transport Finance Co., Ltd.	727,844

		2,079,034

	Israel - 2.1%
62,382	Teva Pharmaceutical Industries Ltd.*	949,138

	Japan - 2.1%
29,074	Katitas Co., Ltd.	968,888

	Kenya - 2.4%
3,879,615	Safaricom plc	1,079,695

	Luxembourg - 3.3%
1,318	Eurofins Scientific SE(2)	603,549
15,421	Millicom International Cellular S.A.*	902,005

		1,505,554

	Morocco - 1.1%
128,884	PureCircle Ltd.*	512,598

	Netherlands - 7.1%
24,124	Basic-Fit N.V.*(1)	856,298
21,948	Corbion N.V.	702,114
24,938	Koninklijke Philips N.V.	1,070,931
19,999	Signify N.V.(1)	599,578

		3,228,921

	South Africa - 1.7%
97,873	Vodacom Group Ltd.	789,831

	South Korea - 2.3%
5,203	Samsung SDI Co., Ltd.	1,056,449

	Spain - 0.2%
780	Acciona S.A.	90,465

	Switzerland - 2.0%
12,782	Landis+Gyr Group AG*	894,414

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	United Kingdom - 4.4%
24,550	Genus plc	$773,077
19,729	Hikma Pharmaceuticals plc	455,266
167,689	Sophos Group plc(1)	783,454

		2,011,797

	United States - 41.3%
33,262	Advanced Drainage Systems, Inc.	932,999
9,586	Agilent Technologies, Inc.	752,501
25,011	Avangrid, Inc.	1,280,813
12,312	Blackbaud, Inc.	976,218
8,185	Boston Properties, Inc. REIT	1,126,420
53,968	Covanta Holding Corp.	975,202
20,679	First Solar, Inc.*	1,272,379
18,133	Instructure, Inc.*	781,170
16,752	Invitae Corp.*	395,682
20,959	Itron, Inc.*	1,124,660
25,662	Johnson Controls International plc	962,325
83,828	Laureate Education, Inc. Class A*	1,319,453
56,176	Nuance Communications, Inc.*	945,442
42,692	Pattern Energy Group, Inc. Class A	987,039
5,222	Rapid7, Inc.*	283,763
10,375	Square, Inc. Class A*	755,508
3,696	Sun Communities, Inc. REIT	454,904
2,045	Tesla, Inc.*(2)	488,121
664	Ubiquiti Networks, Inc.	113,179
9,972	Watts Water Technologies, Inc. Class A	853,503
13,909	Xylem, Inc.	1,160,011
9,491	Zoetis, Inc.	966,563

		18,907,855

	Total Common Stocks (cost $44,238,108)	$45,036,002

SHORT-TERM INVESTMENTS - 3.6%
	Other Investment Pools & Funds - 1.3%
586,421	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(3)	586,421

	Securities Lending Collateral - 2.3%
53,680	Citibank NA DDCA, 2.42%, 5/1/2019(3)	53,680
522,208	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(3)	522,208
111,146	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(3)	111,146
191,908	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(3)	191,908
178,317	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(3)	178,317
16,339	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(3)	16,339

		1,073,598

	Total Short-Term Investments (cost $1,660,019)	$1,660,019

Total Investments (cost $45,898,127)	102.0%	$46,696,021
Other Assets and Liabilities	(2.0)%	(923,673)

Total Net Assets	100.0%	$45,772,348

The accompanying notes are an integral part of these financial statements.

15

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Master Portfolio may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $3,122,473, representing 6.8% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
5,005,000	BRL	1,261,341	USD	MSC	05/03/19	$14,738	$—
1,261,246	USD	5,005,000	BRL	MSC	05/03/19	—	(14,833)
1,258,344	USD	5,005,000	BRL	MSC	06/04/19	—	(14,631)
1,409,189	USD	98,880,000	INR	MSC	05/31/19	—	(6,796)

Total						$14,738	$(36,260)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Below are the definitions of the abbreviations used in the preceding schedule of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
MSC	Morgan Stanley

Currency Abbreviations:
BRL	Brazilian Real
INR	Indian Rupee
USD	United States Dollar

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

16

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$1,069,677	$—	$1,069,677	$—
Bangladesh	1,309,050	—	1,309,050	—
Brazil	3,211,494	3,211,494	—	—
Canada	794,576	794,576	—	—
China	1,024,703	—	1,024,703	—
Denmark	481,917	—	481,917	—
France	1,790,905	500,799	1,290,106	—
Germany	1,279,041	—	1,279,041	—
India	2,079,034	—	2,079,034	—
Israel	949,138	—	949,138	—
Japan	968,888	—	968,888	—
Kenya	1,079,695	1,079,695	—	—
Luxembourg	1,505,554	—	1,505,554	—
Morocco	512,598	512,598	—	—
Netherlands	3,228,921	599,578	2,629,343	—
South Africa	789,831	—	789,831	—
South Korea	1,056,449	—	1,056,449	—
Spain	90,465	—	90,465	—
Switzerland	894,414	—	894,414	—
United Kingdom	2,011,797	—	2,011,797	—
United States	18,907,855	18,907,855	—	—
Short-Term Investments	1,660,019	1,660,019	—	—
Foreign Currency Contracts(2)	14,738	—	14,738	—

Total	$46,710,759	$27,266,614	$19,444,145	$—

Liabilities
Foreign Currency Contracts(2)	$(36,260)	$—	$(36,260)	$—

Total	$(36,260)	$—	$(36,260)	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

17

Global Impact Master Portfolio

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

Global Impact Master Portfolio
Assets:
Investments in securities, at market value(1)	$46,696,021
Foreign currency	35,342
Unrealized appreciation on foreign currency contracts	14,738
Receivables:
Investment securities sold	106,614
Dividends and interest	75,400
Securities lending income	4,260

Total assets	46,932,375

Liabilities:
Unrealized depreciation on foreign currency contracts	36,260
Obligation to return securities lending collateral	1,073,598
Payables:
Investment management fees	23,080
Accounting services fees	670
Board of Trustees’ fees	137
Accrued expenses	26,282

Total liabilities	1,160,027

Net assets	$45,772,348

Summary of Net Assets:
Paid-in-capital	$40,950,620
Distributable earnings	4,821,728

Net assets	$45,772,348

Net asset value per share	$1.12

Shares issued and outstanding	40,950,619

Cost of investments	$45,898,127
Cost of foreign currency	$35,312
(1) Includes investment in securities on loan, at market value	$1,599,736

The accompanying notes are an integral part of these financial statements.

18

Global Impact Master Portfolio

Statement of Operations

For the Six-Month Period Ended April 30, 2019 (Unaudited)

Global Impact Master Portfolio
Investment Income:
Dividends	$290,287
Interest	8,557
Securities lending	22,816
Less: Foreign tax withheld	(17,932)

Total investment income, net	303,728

Expenses:
Investment management fees	121,553
Custodian fees	8,024
Accounting services fees	3,529
Trustees expenses	454
Audit fees	19,469
Other expenses	43,522

Total expenses (before waivers)	196,551

Commission recapture	(179)

Total waivers and fees paid indirectly	(179)

Total expenses, net	196,372

Net Investment Income (Loss)	107,356

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(897,186)
Net realized gain (loss) on foreign currency contracts	(27,860)
Net realized gain (loss) on other foreign currency transactions	(9,036)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(934,082)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	4,613,548
Net unrealized appreciation (depreciation) of foreign currency contracts	65,112
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(480)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	4,678,180

Net Gain (Loss) on Investments and Foreign Currency Transactions	3,744,098

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,851,454

The accompanying notes are an integral part of these financial statements.

19

Global Impact Master Portfolio

Statement of Changes in Net Assets

	Global Impact Master Portfolio
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$107,356	$284,280
Net realized gain (loss) on investments and foreign currency transactions	(934,082)	3,772,294
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	4,678,180	(4,885,986)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,851,454	(829,412)

Fund Share Transactions:
Sold	8,064,957	8,572,529
Redeemed	(1,039,705)	(731,250)

Net increase from capital share transactions	7,025,252	7,841,279

Net Increase (Decrease) in Net Assets	10,876,706	7,011,867

Net Assets:
Beginning of period	34,895,642	27,883,775

End of period	$45,772,348	$34,895,642

The accompanying notes are an integral part of these financial statements.

20

Global Impact Master Portfolio

Financial Highlights

— Ratios and Supplemental Data —
Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(1)		Ratio of Expenses to Average Net Assets After Adjustments(1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Global Impact Master Portfolio

For the Six-Month Period Ended April 30, 2019 (Unaudited)
9.73	%(2)	$45,772	1.00	%(3)	1.00	%(3)	0.55	%(3)	40%

For the Year Ended October 31, 2018
(1.60)%		$34,896	1.06%		1.06%		0.81%		79%

For the Period Ended October 31, 2017(4)
15.21	%(2)	$27,884	1.73	%(3)	1.73	%(3)	0.46	%(3)	50%

(1)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(2)	Not annualized.
(3)	Annualized.
(4)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

21

Global Impact Master Portfolio

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.	Organization:

Global Impact Master Portfolio (the “Master Portfolio”), a series of the Hartford Funds Master Fund (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on October 25, 2016. The offering of the Master Portfolio’s shares are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Beneficial interests in the Master Portfolio are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Master Portfolio may only be made by “accredited investors” within the meaning of Regulation D under the 1933 Act. For ease of reference, the terms, “interests” and “interest holders,” may be referred to as “shares” and “shareholders,” respectively, in this report.

The Master Portfolio is a diversified open-end management investment company and applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Master Portfolio operates as a “Master Fund” in a master/feeder structure which enables the feeder funds to pool their assets with other investors in the Master Portfolio, if any.

As of April 30, 2019, the Master Portfolio has affiliated funds, Hartford Global Impact Fund and Hartford Global Impact NextShares Fund (collectively, the “Feeder Funds”), with a significant ownership percentage of the Master Portfolio’s net assets. Investment activities of the Feeder Funds could have a material impact on the Master Portfolio. As of April 30, 2019, the Hartford Global Impact Fund and Hartford Global Impact NextShares Fund owned approximately 88.1% and 11.9%, respectively, of the Master Portfolio.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Master Portfolio used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Investment Valuation and Fair Value Measurements – All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Master Portfolio may deviate from this calculation time under unusual or unexpected circumstances. For purposes of calculating the net asset value (“NAV”) of the Master Portfolio, portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (the “Board of Trustees”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause its NAV to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio.

Fixed income investments (other than short-term obligations) held by the Master Portfolio are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

22

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedure to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Master Portfolio’s Schedule of Investments.

23

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

b)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Master Portfolio will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

The Master Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Master Portfolio.

c)

Taxes – The Master Portfolio may be subject to taxes imposed on realized gains on securities of certain foreign countries in which the Master Portfolio invests. The Master Portfolio may also be subject to taxes withheld on foreign dividends from securities in which the Master Portfolio invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statement of Operations as a reduction to net realized gain on investments in these securities, if applicable.

d)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Master Portfolio does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Master Portfolio may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)

Master Portfolio Share Valuation – Orders for the Master Portfolio’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Master Portfolio’s shares is determined as of the close of business on each business day of the Exchange (See Note 2(a)). The NAV is determined by dividing the Master Portfolio’s net assets by the number of shares outstanding.

Orders for the purchase of the Master Portfolio’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Master Portfolio is not open for business, are priced at the next determined NAV.

3.	Securities and Other Investments:

a)

Restricted Securities – The Master Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Master Portfolio’s Schedule of Investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Master Portfolio may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Master Portfolio’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

24

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

a)

Foreign Currency Contracts – The Master Portfolio may enter into foreign currency contracts that obligate the Master Portfolio to purchase or sell currencies at specified future dates. Foreign currency contracts may be used to hedge the currency exposure associated with some or all of the Master Portfolio’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Master Portfolio as an unrealized gain or loss. The Master Portfolio will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Master Portfolio, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of April 30, 2019.

b)	Additional Derivative Instrument Information:

Global Impact Master Portfolio

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$14,738	$—	$—	$—	$—	$14,738

Total	$—	$14,738	$—	$—	$—	$—	$14,738

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$36,260	$—	$—	$—	$—	$36,260

Total	$—	$36,260	$—	$—	$—	$—	$36,260

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(27,860)	$—	$—	$—	$—	$(27,860)

Total	$—	$(27,860)	$—	$—	$—	$—	$(27,860)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$65,112	$—	$—	$—	$—	$65,112

Total	$—	$65,112	$—	$—	$—	$—	$65,112

For the period ended April 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$2,510,187
Foreign Currency Contracts Sold at Contract Amount	$5,144,547

c)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Master Portfolio’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Master Portfolio, or liabilities or payment obligations of the clearing brokers to the Master Portfolio, against any liabilities or payment obligations of the Master Portfolio to the clearing brokers. The Master Portfolio is required to deposit financial collateral (including cash collateral) at the Master Portfolio’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

25

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

The following tables present the Master Portfolio’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statement of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Master Portfolio as of April 30, 2019:

Global Impact Master Portfolio

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$14,738	$(36,260)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	14,738	(36,260)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$14,738	$(36,260)

Global Impact Master Portfolio

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Morgan Stanley	$14,738	$(14,738)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Morgan Stanley	$(36,260)	$14,738	$—	$—	$(21,522)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

The Master Portfolio’s investments expose it to various types of risks associated with financial instruments and the markets. The Master Portfolio may be exposed to the risks described below. The Master Portfolio’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of the funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

A non-accredited investor may not directly purchase an interest in the Master Portfolio, but instead may purchase shares in one or more investment companies that invest all of their assets in the Master Portfolio (each, a “feeder fund”). Therefore, the Master Portfolio is also subject to risks related to the master-feeder structure. As shareholders of the Master Portfolio, feeder funds vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by one feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder funds.

6.	Federal Income Taxes:

The Master Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

26

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Any income, realized and unrealized gain or loss is deemed to pass down to the feeder funds and other investors in the Master Portfolio, if any, daily.

As of April 30, 2019, the Master Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes and the net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation at April 30, 2019, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Impact Master Portfolio	$44,238,108	$3,184,995	$(2,408,623)	$776,372

7.	Expenses:

a)

Investment Management Agreement – HFMC serves as the Master Portfolio’s investment manager. The Trust, on behalf of the Master Portfolio, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC is responsible for the management of the Master Portfolio and supervises the activities of the Master Portfolio’s sub-adviser. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Master Portfolio. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of the Master Portfolio in accordance with the Master Portfolio’s investment objective and policies. The Master Portfolio pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2019; the rates are accrued daily and paid monthly based on the Master Portfolio’s average daily net assets, at the following annual rates:

Management Fee Rates
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

b)

Accounting Services Agreement – HFMC provides the Master Portfolio, with accounting services pursuant to a fund accounting agreement by and between Hartford Funds Master Fund, on behalf of the Master Portfolio, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Master Portfolio pays HFMC a flat fee of $50,000 per year plus an accounting services fee calculated at the following annual rate based on its average daily net assets shown below. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Master Portfolio.

Average Daily Net Assets	Annual Fee
First $3.5 billion	0.018%
Next $3.5 billion	0.014%
Over $7.0 billion	0.010%

c)

Other Related Party Transactions – Certain officers of the Trust are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2019, a portion of the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford Funds complex. For the period ended April 30, 2019, the CCO Compensation allocated to the Master Portfolio was $21 as represented in other expenses on the Statement of Operations.

8.	Securities Lending:

The Master Portfolio may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If the Master Portfolio security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Master Portfolio by the Master Portfolio’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Master Portfolio is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Master Portfolio’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient

27

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Master Portfolio.

At April 30, 2019, the Master Portfolio had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral(2)(3)
Global Impact Master Portfolio	$1,599,736	$1,073,598	$580,197

(1)

It is the Master Portfolio’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

These securities are held for the benefit of the Master Portfolio at the Master Portfolio’s custodian. The Master Portfolio cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.

(3)	U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Global Impact Master Portfolio
Securities Lending Transactions(1)
Common Stocks	$1,073,598	$—	$—	$—	$1,073,598

Total Borrowings	$1,073,598	$—	$—	$—	$1,073,598

Gross amount of recognized liabilities for securities lending transactions					$1,073,598

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Commitments and Contingencies

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred. However, based on experience and knowledge of management, the Master Portfolio expects the risk of loss to be remote.

10.	Investment Transactions:

For the six-month period ended April 30, 2019, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Global Impact Master Portfolio	$22,297,863	$15,669,199	$—	$—	$22,297,863	$15,669,199

11.	Line of Credit:

The Master Portfolio participates in a committed line of credit pursuant to a credit agreement. The Master Portfolio may borrow under the line of credit for temporary or emergency purposes. The Master Portfolio (together with certain other Hartford Funds) may borrow up to $370 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During and as of the six-month period ended April 30, 2019, the Master Portfolio had no borrowings under this facility.

28

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

12.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Law and federal securities laws. In addition, the Trust, on behalf of the Master Portfolio, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Master Portfolio’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Master Portfolio’s early adoption of these provisions was limited to changes in the Master Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

14.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

29

Additional Information regarding the Hartford Global Impact Fund and Global Impact Master Portfolio

HOW TO OBTAIN A COPY OF THE FUND’S AND MASTER PORTFOLIO’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund and the Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund and the Master Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund and the Master Portfolio will each file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.

The Fund and the Master Portfolio’s Form N-PORT reports once filed will be available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

30

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and its Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2019), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Renato Acquisition Co.; Sentinel Insurance Company, Ltd; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2019

This report is submitted for the general information of the shareholders of the Hartford Global Impact Fund (the “Fund”). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Fund is distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Fund’s investment manager.

MFSAR-GI19     6/19    211420    Printed in U.S.A.

HARTFORDFUNDS
Our benchmark is the investor.®

Hartford Global Impact NextShares Fund*

Semi-Annual Report

April 30, 2019 (Unaudited)

* The Fund liquidated as of June 7, 2019

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford Global Impact NextShares Fund (the “Fund”). The following is the Fund’s Semi-annual Report that covers the period from November 1, 2018 through April 30, 2019.

Market Review

During the six months ended April 30, 2019, U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 gained 9.76%. The strong returns for the period were generated despite the Index losing nearly 20% through a volatile fourth quarter (2018 marked the first year of negative returns for the Index since 2008).

In our view, a key component of stocks’ impressive turnaround in 2019 was a change in U.S. Federal Reserve (Fed) monetary policy. From 2015 to 2018, the Fed had been gradually increasing interest rates from near zero in the wake of the global financial crisis. In March, the Fed indicated it will not continue to raise rates. In addition, GDP grew at 3.2% in the first quarter and the unemployment rate fell to 3.6% in April – a 49-year low.2 Stocks rallied on this evidence that the US economy appears to have shaken off any lingering effects of the US government shutdown.

However, slowing global growth and uncertainty surrounding domestic and foreign politics are likely to continue playing a key role in market movements this year. For example, trade tensions with China have already caused sporadic volatility, and the threat of ongoing tariffs could cause further uneasiness. Abroad, the still unresolved “Brexit” undertaking for the United Kingdom to leave the European Union, slowing growth in Germany, and a recession in Italy may negatively impact global markets.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in the Fund. For the most up-to-date information on this or any of our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

[2]	Source: Bureau of Labor Statistics, 5/19

Hartford Global Impact NextShares Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 12/6/2017 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	Since Inception[1,2]
Hartford Global Impact Nextshares Fund (NAV Returns)[2]	9.67%	2.69%	5.22%
Hartford Global Impact Nextshares Fund (Market Price Returns)[2]	9.67%	2.69%	5.22%
MSCI All Country World (ACWI) Index (Net)	9.37%	5.06%	5.54%

[1]	Not Annualized
[2]	Inception: 12/6/2017

Information regarding how often shares of the Fund traded on The NASDAQ Stock Market, LLC at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at nextshares.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit www.nextshares.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s shares are bought and sold at the Fund’s next-computed NAV plus or minus a trading cost (i.e., premium or discount to NAV) determined at the time of trade execution. The final price of each purchase and sale of Fund shares is determined and confirmed after calculation of that day’s NAV.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For more information on current expense waivers/reimbursements, please see the prospectus.

Gross annual and total annual fund operating expense ratios as shown in the Fund’s most recent prospectus were 3.31% and 0.69%, respectively. Expenses are estimated for the current fiscal year. Expenses shown include the expenses of the Fund and its allocated share of the Global Impact Master Portfolio (“Master Portfolio”) in which the Fund invests. HFMC has contractually agreed to waive the Fund’s expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.69%. This arrangement will remain in effect until February 29, 2020 unless the Fund’s Board of Trustees approves an earlier termination. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended April 30, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The market price of the Fund’s shares may fluctuate due to investor perception of their value as well as the relative supply of and demand for the shares on an exchange. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Smallcap securities can have greater risks and volatility than large-cap securities. •Investing in companies that seek to address major social and environmental challenges may cause the fund to forego certain investment opportunities and underperform funds that do not have a similar focus. •By investing in cash and money market investments, the Fund may lose the benefit of market upswings. •Because it invests in a master portfolio, the Fund is also subject to the risks related to a master-feeder structure. •The Fund is actively managed and does not seek to replicate the performance of a specified index. •To the extent the Fund has a limited number of Authorized Participants (APs) who transact in its shares, the Fund may be adversely affected if an AP chooses not to make such transactions.

The Fund invests all of its assets in the Global Impact Master Portfolio, the investment breakdown of which is shown below.

Composition by Sector in the Master Portfolio(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.0%
Consumer Discretionary	9.2
Consumer Staples	1.1
Financials	4.5
Health Care	15.0
Industrials	15.3
Information Technology	21.4
Materials	1.5
Real Estate	9.9
Utilities	11.5

Total	98.4%

Short-Term Investments	3.6
Other Assets & Liabilities	(2.0)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Global Impact NextShares Fund

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2018 through April 30, 2019. To the extent the Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Fund. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for the Fund are equal to the Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Annualized expense ratio
Hartford Global Impact NextShares Fund(1)

$1,000.00	$1,096.70	$3.59	$1,000.00	$1,021.37	$3.46	0.69%

(1)	Includes the Fund’s allocated share of the Master Portfolio’s expenses.

3

Hartford Global Impact NextShares Fund

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

Hartford Global Impact NextShares Fund
Assets:
Investments in Global Impact Master Portfolio Fund (Master Portfolio), at market value	$5,431,751
Receivables:
Other assets	12,297

Total assets	5,444,048

Liabilities:
Payables:
Transfer agent fees	6,443
Accounting services fees	986
Fund administration fees	2,466
Accrued expenses	11,229

Total liabilities	21,124

Net assets	$5,422,924

Summary of Net Assets:
Paid-in-capital	$5,572,872
Distributable earnings	(149,948)

Net assets	$5,422,924

Net asset value per share	$19.72

Shares issued and outstanding	275,000

The accompanying notes are an integral part of these financial statements.

4

Hartford Global Impact NextShares Fund

Statement of Operations

For the Six-Month Period Ended April 30, 2019 (Unaudited)

Hartford Global Impact NextShares Fund
Investment Income:
Dividends allocated from Master Portfolio	$38,855
Interest allocated from Master Portfolio	1,081
Securities lending allocated from the Master Portfolio	3,040
Less: Foreign tax withheld allocated from Master Portfolio	(2,286)
Expenses allocated from Master Portfolio	(26,171)

Total investment income allocated from Master Portfolio	14,519

Expenses:
Transfer agent fees	7,730
Custodian fees	133
Registration and filing fees	165
Accounting services fees	5,951
Fund administration fees	14,876
Audit fees	13,558
Other expenses	18,685

Total expenses (before waivers)	61,098

Expense waivers	(69,359)

Total waivers and fees paid indirectly	(69,359)

Total expenses, net	(8,261)

Net Investment Income (Loss)	22,780

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments allocated from Master Portfolio	(129,502)
Net realized gain (loss) on foreign currency contracts allocated from Master Portfolio	(4,202)
Net realized gain (loss) on other foreign currency transactions allocated from Master Portfolio	(1,156)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(134,860)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments allocated from Master Portfolio	559,305
Net unrealized appreciation (depreciation) of foreign currency contracts allocated from Master Portfolio	9,690
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies allocated from Master Portfolio	(34)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	568,961

Net Gain (Loss) on Investments and Foreign Currency Transactions	434,101

Net Increase (Decrease) in Net Assets Resulting from Operations	$456,881

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Impact NextShares Fund

Statements of Changes in Net Assets

	Hartford Global Impact NextShares Fund
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Period Ended October 31, 2018(1)
Operations:
Net investment income (loss)	$22,780	$60,551
Net realized gain (loss) on investments and foreign currency transactions	(134,860)	534,311
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	568,961	(782,245)

Net Increase (Decrease) in Net Assets Resulting from Operations	456,881	(187,383)

Distributions to Shareholders:	(419,526)	—

Total distributions	(419,526)	—

Fund Share Transactions:
Sold	—	5,664,834
Redeemed	—	(101,620)
Other Capital	—	9,738

Net increase from capital share transactions	—	5,472,952

Net Increase (Decrease) in Net Assets	37,355	5,285,569

Net Assets:
Beginning of period	5,385,569	100,000

End of period	$5,422,924	$5,385,569

(1)	Commenced operations on December 6, 2017.

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Impact NextShares Fund

Financial Highlights

— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(5)

Hartford Global Impact NextShares Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
$19.58	$0.08	$1.59	$1.67	$—	$(0.27)	$(1.26)	$(1.53)	$19.72	9.67	%(6)	$5,423	3.36	%(7)	0.69	%(7)	0.88	%(7)	40%

For the Period Ended October 31, 2018(8)
$20.00	$0.23	$(0.69)	$(0.46)	$0.04	$—	$—	$—	$19.58	(2.10	)%(6)	$5,386	3.34	%(7)	0.73	%(7)	1.22	%(7)	79%

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.

(3)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	The portfolio turnover of the Fund is reflective of the portfolio turnover of the Master Portfolio.
(6)	Not annualized.
(7)	Annualized.
(8)	Commenced operations on December 6, 2017.

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Impact NextShares Fund

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.	Organization:

Hartford Global Impact NextShares Fund (the “Fund”) is a series of Hartford Funds NextShares Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and commenced operations on December 6, 2017. The Trust is an open-end registered management investment company comprised of one series as of April 30, 2019.

The Fund is an exchange-traded managed fund, which is a fund that trades on an exchange like other publicly traded securities but at a price that is based on the Fund’s net asset value. Shares of the Fund are listed and traded on The NASDAQ Stock Market, LLC. Each share of the Fund represents a partial ownership in securities held by the Fund. Shares of the Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value (“NAV”) only by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Fund’s Distributor.

The Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of April 30, 2019, the Fund owned approximately 11.9% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. The Fund’s performance is based on the performance of the Master Portfolio. The financial statements of the Master Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The assets of the Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund is a diversified open-end management investment company. The Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Investment Valuation – An investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Master Portfolio’s Schedule of Investments.

b)

Determination of Net Asset Value – The net asset value (“NAV”) of the Fund’s shares is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding. The net asset value of the Fund is calculated by State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which the Fund’s investments are traded) announces an early closing time.

c)

Investment Valuation and Fair Value Measurements – The Fund’s shares cannot be directly purchased or redeemed except by or through Authorized Participants in Creation Unit quantities in exchange for the specified basket. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(b)). The NAV is determined separately for the Fund by dividing the Fund’s net assets by the number of shares outstanding. The shares offered by the Fund have equal rights as to assets and voting privileges.

When an investor buys or sells Fund shares in the secondary market, he or she will pay or receive the Fund’s next-computed NAV plus or minus a trading cost (i.e., broker-dealer commission) determined at the time of trade execution. The final price of each purchase and sale of Fund shares is determined and confirmed after calculation of that day’s NAV.

d)

Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Trust’s Board of Trustees (the “Board”). Dividends and/or distributions to shareholders are recorded on ex-date. The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

8

Hartford Global Impact NextShares Fund

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

3.	Principal Risks:

Because the Fund invests in the Master Portfolio, the Fund is subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in the Master Portfolio. As shareholders of the Master Portfolio, feeder funds, including the Fund, vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership of the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder fund shareholders, including the Fund. The risks described below are some of the risks that the Fund is exposed to through its investment in the Master Portfolio.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

4.	Federal Income Taxes:

a)

The Fund intends to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders. The Fund intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2019. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – The Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2018.

5.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as the Fund’s investment manager. The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. Wellington Management Company LLP (“Wellington Management”) serves as the Master Portfolio’s sub-adviser and performs daily investment of the assets for the Master Portfolio.

The Fund has a management fee rate of 0% so long as the Fund invests all (or substantially all) of its assets in the Master Portfolio under a master-feeder structure, pursuant to the Investment Management Agreement. If, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio, the Fund’s management fee rate would be as follows:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

The Master Portfolio pays a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

9

Hartford Global Impact NextShares Fund

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

b)

Accounting Services Agreement – HFMC provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Fund, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Fund pays HFMC a flat fee of $52,000 per year. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Fund.

c)

Operating Expenses – Allocable expenses incurred by the Trust are allocated within the Trust, in proportion to the average daily net assets of each series, except where allocation of certain expenses is more fairly made directly to the Fund. As of April 30, 2019, HFMC contractually limited the total operating expenses of the Fund (including expenses allocated from the Master Portfolio) (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 29, 2020, as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Hartford Global Impact NextShares Fund	0.69%

d)

Distribution Plan – The Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Fund may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

For the period ended April 30, 2019, the Fund did not pay any Rule 12b-1 fees.

e)

Operations Agreement – HFMC has entered into an agreement with NextShares Solutions, LLC (“NextShares Solutions”) pursuant to which NextShares Solutions will provide the Fund with services required to operate NextShares in accordance with the exemptive orders obtained by an affiliate of NextShares Solutions and the Trust. Pursuant to the agreement, the Fund will pay NextShares Solutions a monthly fee at a rate of less than 0.05% annually of the aggregate average net assets of the NextShares funds sponsored by Hartford Funds Management Group, Inc. or its affiliates (“Covered Assets”), which is reduced for Covered Assets in excess of $10 billion.

f)

Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2019, a portion of the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford Funds complex. For the period ended April 30, 2019, the portion of CCO Compensation allocated to the Fund was $3 and is included within the “Expenses allocated from Master Portfolio” in the Fund’s Statement of Operations.

6.	Custodian and Transfer Agent:

State Street serves as Custodian for the Fund pursuant to a custodian agreement (“Custodian Agreement”). As Custodian, State Street holds the Fund’s assets. State Street also calculates the net asset value of the Fund. State Street also serves as Transfer Agent for the Fund pursuant to a Transfer Agency Agreement (“Transfer Agency Agreement”). As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of the Fund and processes purchases and redemptions of Creation Units.

7.	Security Transactions and Income Recognition:

Securities transactions are recorded on a trade date basis in the Master Portfolio. Realized gains or losses in the Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily based on the effective interest method by the Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in the Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in the Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

The Fund records daily its proportionate share of the Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses.

8.	Share Transactions:

The Fund will issue and redeem shares at next end-of-day NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a

10

Hartford Global Impact NextShares Fund

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices based on the end of day NAV and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the Fund:

Fund	Creation Unit Shares	Standard Creation Fee	Value at April 30, 2019	Standard Redemption Fee
Hartford Global Impact NextShares Fund	25,000	$400	$493,000	$400

The following information is for the Six-Month Period ended April 30, 2019, and the period ended October 31, 2018.

	For the Six-Month Period Ended April 30, 2019		For the Period Ended October 31, 2018(1)
	Shares	Amount	Shares	Amount
Hartford Global Impact NextShares Fund
Shares Sold	—	$—	275,001	$5,564,834
Shares Redeemed	—	—	(5,001)	(101,620)
Other Capital	—	—	—	9,738

Net Increase (Decrease)	—	—	270,000	5,472,952

(1)	Commenced operations on December 6, 2017.

9.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Law and federal securities laws. In addition, the Trust, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

11.	Subsequent Events:

In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2019, events and transactions subsequent to April 30, 2019, through the date the financial statements were issued have been evaluated by the Fund’s management for possible adjustment and/or disclosure. The following subsequent event requiring financial statement disclosure has been identified.

The Trust’s Board approved the liquidation of the Fund on May 1, 2019 and the Fund was liquidated effective as of June 7, 2019.

11

Global Impact Master Portfolio

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Australia - 2.3%
83,282	SEEK Ltd.	$1,069,677

	Bangladesh - 2.9%
308,229	GrameenPhone Ltd.	1,309,050

	Brazil - 7.0%
114,438	Hapvida Participacoes e Investimentos S.A.(1)	883,143
236,875	Kroton Educacional S.A.	589,001
251,974	MRV Engenharia e Participacoes S.A.	932,428
18,678	Pagseguro Digital Ltd. Class A*	486,749
11,121	StoneCo Ltd. Class A*	320,173

		3,211,494

	Canada - 1.7%
25,219	Brookfield Renewable Partners L.P.(2)	794,576

	China - 2.2%
3,554,792	Huaneng Renewables Corp. Ltd. Class H	1,024,703

	Denmark - 1.1%
5,326	Vestas Wind Systems A/S	481,917

	France - 3.9%
14,965	Nexity S.A.	699,977
35,649	Suez	500,799
24,950	Veolia Environnement S.A.	590,129

		1,790,905

	Germany - 2.8%
4,810	LEG Immobilien AG	561,229
14,363	Vonovia SE	717,812

		1,279,041

	India - 4.5%
37,733	Bharat Financial Inclusion Ltd.*	546,948
80,410	Indiabulls Housing Finance Ltd.	804,242
45,562	Shriram Transport Finance Co., Ltd.	727,844

		2,079,034

	Israel - 2.1%
62,382	Teva Pharmaceutical Industries Ltd.*	949,138

	Japan - 2.1%
29,074	Katitas Co., Ltd.	968,888

	Kenya - 2.4%
3,879,615	Safaricom plc	1,079,695

	Luxembourg - 3.3%
1,318	Eurofins Scientific SE(2)	603,549
15,421	Millicom International Cellular S.A.*	902,005

		1,505,554

	Morocco - 1.1%
128,884	PureCircle Ltd.*	512,598

	Netherlands - 7.1%
24,124	Basic-Fit N.V.*(1)	856,298
21,948	Corbion N.V.	702,114
24,938	Koninklijke Philips N.V.	1,070,931
19,999	Signify N.V.(1)	599,578

		3,228,921

	South Africa - 1.7%
97,873	Vodacom Group Ltd.	789,831

	South Korea - 2.3%
5,203	Samsung SDI Co., Ltd.	1,056,449

	Spain - 0.2%
780	Acciona S.A.	90,465

	Switzerland - 2.0%
12,782	Landis+Gyr Group AG*	894,414

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	United Kingdom - 4.4%
24,550	Genus plc	$773,077
19,729	Hikma Pharmaceuticals plc	455,266
167,689	Sophos Group plc(1)	783,454

		2,011,797

	United States - 41.3%
33,262	Advanced Drainage Systems, Inc.	932,999
9,586	Agilent Technologies, Inc.	752,501
25,011	Avangrid, Inc.	1,280,813
12,312	Blackbaud, Inc.	976,218
8,185	Boston Properties, Inc. REIT	1,126,420
53,968	Covanta Holding Corp.	975,202
20,679	First Solar, Inc.*	1,272,379
18,133	Instructure, Inc.*	781,170
16,752	Invitae Corp.*	395,682
20,959	Itron, Inc.*	1,124,660
25,662	Johnson Controls International plc	962,325
83,828	Laureate Education, Inc. Class A*	1,319,453
56,176	Nuance Communications, Inc.*	945,442
42,692	Pattern Energy Group, Inc. Class A	987,039
5,222	Rapid7, Inc.*	283,763
10,375	Square, Inc. Class A*	755,508
3,696	Sun Communities, Inc. REIT	454,904
2,045	Tesla, Inc.*(2)	488,121
664	Ubiquiti Networks, Inc.	113,179
9,972	Watts Water Technologies, Inc. Class A	853,503
13,909	Xylem, Inc.	1,160,011
9,491	Zoetis, Inc.	966,563

		18,907,855

	Total Common Stocks (cost $44,238,108)	$45,036,002

SHORT-TERM INVESTMENTS - 3.6%
	Other Investment Pools & Funds - 1.3%
586,421	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(3)	$586,421

	Securities Lending Collateral - 2.3%
53,680	Citibank NA DDCA, 2.42%, 5/1/2019(3)	53,680
522,208	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(3)	522,208
111,146	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(3)	111,146
191,908	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(3)	191,908
178,317	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(3)	178,317
16,339	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(3)	16,339

		1,073,598

	Total Short-Term Investments (cost $1,660,019)	$1,660,019

Total Investments (cost $45,898,127)	102.0%	$46,696,021
Other Assets and Liabilities	(2.0)%	(923,673)

Total Net Assets	100.0%	$45,772,348

The accompanying notes are an integral part of these financial statements.

12

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Master Portfolio may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $3,122,473, representing 6.8% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
5,005,000	BRL	1,261,341	USD	MSC	05/03/19	$14,738	$—
1,261,246	USD	5,005,000	BRL	MSC	05/03/19	—	(14,833)
1,258,344	USD	5,005,000	BRL	MSC	06/04/19	—	(14,631)
1,409,189	USD	98,880,000	INR	MSC	05/31/19	—	(6,796)

Total						$14,738	$(36,260)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Below are the definitions of the abbreviations used in the preceding schedule of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
MSC	Morgan Stanley

Currency Abbreviations:
BRL	Brazilian Real
INR	Indian Rupee
USD	United States Dollar

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

13

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$1,069,677	$—	$1,069,677	$—
Bangladesh	1,309,050	—	1,309,050	—
Brazil	3,211,494	3,211,494	—	—
Canada	794,576	794,576	—	—
China	1,024,703	—	1,024,703	—
Denmark	481,917	—	481,917	—
France	1,790,905	500,799	1,290,106	—
Germany	1,279,041	—	1,279,041	—
India	2,079,034	—	2,079,034	—
Israel	949,138	—	949,138	—
Japan	968,888	—	968,888	—
Kenya	1,079,695	1,079,695	—	—
Luxembourg	1,505,554	—	1,505,554	—
Morocco	512,598	512,598	—	—
Netherlands	3,228,921	599,578	2,629,343	—
South Africa	789,831	—	789,831	—
South Korea	1,056,449	—	1,056,449	—
Spain	90,465	—	90,465	—
Switzerland	894,414	—	894,414	—
United Kingdom	2,011,797	—	2,011,797	—
United States	18,907,855	18,907,855	—	—
Short-Term Investments	1,660,019	1,660,019	—	—
Foreign Currency Contracts(2)	14,738	—	14,738	—

Total	$46,710,759	$27,266,614	$19,444,145	$—

Liabilities
Foreign Currency Contracts(2)	$(36,260)	$—	$(36,260)	$—

Total	$(36,260)	$—	$(36,260)	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

14

Global Impact Master Portfolio

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

Global Impact Master Portfolio
Assets:
Investments in securities, at market value(1)	$46,696,021
Foreign currency	35,342
Unrealized appreciation on foreign currency contracts	14,738
Receivables:
Investment securities sold	106,614
Dividends and interest	75,400
Securities lending income	4,260

Total assets	46,932,375

Liabilities:
Unrealized depreciation on foreign currency contracts	36,260
Obligation to return securities lending collateral	1,073,598
Payables:
Investment management fees	23,080
Accounting services fees	670
Board of Trustees’ fees	137
Accrued expenses	26,282

Total liabilities	1,160,027

Net assets	$45,772,348

Summary of Net Assets:
Paid-in-capital	$40,950,620
Distributable earnings	4,821,728

Net assets	$45,772,348

Net asset value per share	$1.12

Shares issued and outstanding	40,950,619

Cost of investments	$45,898,127
Cost of foreign currency	$35,312
(1) Includes investment in securities on loan, at market value	$1,599,736

The accompanying notes are an integral part of these financial statements.

15

Global Impact Master Portfolio

Statement of Operations

For the Six-Month Period Ended April 30, 2019 (Unaudited)

Global Impact Master Portfolio
Investment Income:
Dividends	$290,287
Interest	8,557
Securities lending	22,816
Less: Foreign tax withheld	(17,932)

Total investment income, net	303,728

Expenses:
Investment management fees	121,553
Custodian fees	8,024
Accounting services fees	3,529
Trustees expenses	454
Audit fees	19,469
Other expenses	43,522

Total expenses (before waivers)	196,551

Commission recapture	(179)

Total waivers and fees paid indirectly	(179)

Total expenses, net	196,372

Net Investment Income (Loss)	107,356

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(897,186)
Net realized gain (loss) on foreign currency contracts	(27,860)
Net realized gain (loss) on other foreign currency transactions	(9,036)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(934,082)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	4,613,548
Net unrealized appreciation (depreciation) of foreign currency contracts	65,112
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(480)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	4,678,180

Net Gain (Loss) on Investments and Foreign Currency Transactions	3,744,098

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,851,454

The accompanying notes are an integral part of these financial statements.

16

Global Impact Master Portfolio

Statement of Changes in Net Assets

	Global Impact Master Portfolio
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$107,356	$284,280
Net realized gain (loss) on investments and foreign currency transactions	(934,082)	3,772,294
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	4,678,180	(4,885,986)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,851,454	(829,412)

Fund Share Transactions:
Sold	8,064,957	8,572,529
Redeemed	(1,039,705)	(731,250)

Net increase from capital share transactions	7,025,252	7,841,279

Net Increase (Decrease) in Net Assets	10,876,706	7,011,867

Net Assets:
Beginning of period	34,895,642	27,883,775

End of period	$45,772,348	$34,895,642

The accompanying notes are an integral part of these financial statements.

17

Global Impact Master Portfolio

Financial Highlights

— Ratios and Supplemental Data —
Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(1)		Ratio of Expenses to Average Net Assets After Adjustments(1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Global Impact Master Portfolio

For the Six-Month Period Ended April 30, 2019 (Unaudited)
9.73	%(2)	$45,772	1.00	%(3)	1.00	%(3)	0.55	%(3)	40%

For the Year Ended October 31, 2018
(1.60)%		$34,896	1.06%		1.06%		0.81%		79%

For the Period Ended October 31, 2017(4)
15.21	%(2)	$27,884	1.73	%(3)	1.73	%(3)	0.46	%(3)	50%

(1)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(2)	Not annualized.
(3)	Annualized.
(4)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

18

Global Impact Master Portfolio

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.	Organization:

Global Impact Master Portfolio (the “Master Portfolio”), a series of the Hartford Funds Master Fund (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on October 25, 2016. The offering of the Master Portfolio’s shares are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Beneficial interests in the Master Portfolio are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Master Portfolio may only be made by “accredited investors” within the meaning of Regulation D under the 1933 Act. For ease of reference, the terms, “interests” and “interest holders,” may be referred to as “shares” and “shareholders,” respectively, in this report.

The Master Portfolio is a diversified open-end management investment company and applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Master Portfolio operates as a “Master Fund” in a master/feeder structure which enables the feeder funds to pool their assets with other investors in the Master Portfolio, if any.

As of April 30, 2019, the Master Portfolio has affiliated funds, Hartford Global Impact Fund and Hartford Global Impact NextShares Fund (collectively, the “Feeder Funds”), with a significant ownership percentage of the Master Portfolio’s net assets. Investment activities of the Feeder Funds could have a material impact on the Master Portfolio. As of April 30, 2019, the Hartford Global Impact Fund and Hartford Global Impact NextShares Fund owned approximately 88.1% and 11.9%, respectively, of the Master Portfolio.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Master Portfolio used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Investment Valuation and Fair Value Measurements – All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Master Portfolio may deviate from this calculation time under unusual or unexpected circumstances. For purposes of calculating the net asset value (“NAV”) of the Master Portfolio, portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (the “Board of Trustees”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause its NAV to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio.

Fixed income investments (other than short-term obligations) held by the Master Portfolio are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

19

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedure to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Master Portfolio’s Schedule of Investments.

20

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

b)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Master Portfolio will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

The Master Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Master Portfolio.

c)

Taxes – The Master Portfolio may be subject to taxes imposed on realized gains on securities of certain foreign countries in which the Master Portfolio invests. The Master Portfolio may also be subject to taxes withheld on foreign dividends from securities in which the Master Portfolio invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statement of Operations as a reduction to net realized gain on investments in these securities, if applicable.

d)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Master Portfolio does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Joint Trading Account – The Master Portfolio may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)

Master Portfolio Share Valuation – Orders for the Master Portfolio’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Master Portfolio’s shares is determined as of the close of business on each business day of the Exchange (See Note 2(a)). The NAV is determined by dividing the Master Portfolio’s net assets by the number of shares outstanding.

Orders for the purchase of the Master Portfolio’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Master Portfolio is not open for business, are priced at the next determined NAV.

3.	Securities and Other Investments:

a)

Restricted Securities – The Master Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Master Portfolio’s Schedule of Investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Master Portfolio may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Master Portfolio’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)

Foreign Currency Contracts – The Master Portfolio may enter into foreign currency contracts that obligate the Master Portfolio to purchase or sell currencies at specified future dates. Foreign currency contracts may be used to hedge the currency exposure associated with some or

21

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

all of the Master Portfolio’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Master Portfolio as an unrealized gain or loss. The Master Portfolio will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Master Portfolio, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of April 30, 2019.

b)	Additional Derivative Instrument Information:

Global Impact Master Portfolio

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$14,738	$—	$—	$—	$—	$14,738

Total	$—	$14,738	$—	$—	$—	$—	$14,738

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$36,260	$—	$—	$—	$—	$36,260

Total	$—	$36,260	$—	$—	$—	$—	$36,260

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(27,860)	$—	$—	$—	$—	$(27,860)

Total	$—	$(27,860)	$—	$—	$—	$—	$(27,860)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$65,112	$—	$—	$—	$—	$65,112

Total	$—	$65,112	$—	$—	$—	$—	$65,112

For the period ended April 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$2,510,187
Foreign Currency Contracts Sold at Contract Amount	$5,144,547

c)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Master Portfolio’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Master Portfolio, or liabilities or payment obligations of the clearing brokers to the Master Portfolio, against any liabilities or payment obligations of the Master Portfolio to the clearing brokers. The Master Portfolio is required to deposit financial collateral (including cash collateral) at the Master Portfolio’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

22

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

The following tables present the Master Portfolio’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statement of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Master Portfolio as of April 30, 2019:

Global Impact Master Portfolio

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$14,738	$(36,260)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	14,738	(36,260)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$14,738	$(36,260)

Global Impact Master Portfolio

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Morgan Stanley	$14,738	$(14,738)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Morgan Stanley	$(36,260)	$14,738	$—	$—	$(21,522)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

The Master Portfolio’s investments expose it to various types of risks associated with financial instruments and the markets. The Master Portfolio may be exposed to the risks described below. The Master Portfolio’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of the funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

A non-accredited investor may not directly purchase an interest in the Master Portfolio, but instead may purchase shares in one or more investment companies that invest all of their assets in the Master Portfolio (each, a “feeder fund”). Therefore, the Master Portfolio is also subject to risks related to the master-feeder structure. As shareholders of the Master Portfolio, feeder funds vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by one feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder funds.

6.	Federal Income Taxes:

The Master Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

23

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Any income, realized and unrealized gain or loss is deemed to pass down to the feeder funds and other investors in the Master Portfolio, if any, daily.

As of April 30, 2019, the Master Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes and the net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation at April 30, 2019, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Impact Master Portfolio	$44,238,108	$3,184,995	$(2,408,623)	$776,372

7.	Expenses:

a)

Investment Management Agreement – HFMC serves as the Master Portfolio’s investment manager. The Trust, on behalf of the Master Portfolio, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC is responsible for the management of the Master Portfolio and supervises the activities of the Master Portfolio’s sub-adviser. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Master Portfolio. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of the Master Portfolio in accordance with the Master Portfolio’s investment objective and policies. The Master Portfolio pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2019; the rates are accrued daily and paid monthly based on the Master Portfolio’s average daily net assets, at the following annual rates:

Management Fee Rates
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

b)

Accounting Services Agreement – HFMC provides the Master Portfolio, with accounting services pursuant to a fund accounting agreement by and between Hartford Funds Master Fund, on behalf of the Master Portfolio, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Master Portfolio pays HFMC a flat fee of $50,000 per year plus an accounting services fee calculated at the following annual rate based on its average daily net assets shown below. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Master Portfolio.

Average Daily Net Assets	Annual Fee
First $3.5 billion	0.018%
Next $3.5 billion	0.014%
Over $7.0 billion	0.010%

c)

Other Related Party Transactions – Certain officers of the Trust are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2019, a portion of the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford Funds complex. For the period ended April 30, 2019, the CCO Compensation allocated to the Master Portfolio was $21 as represented in other expenses on the Statement of Operations.

8.	Securities Lending:

The Master Portfolio may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If the Master Portfolio security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Master Portfolio by the Master Portfolio’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Master Portfolio is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Master Portfolio’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient

24

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Master Portfolio.

At April 30, 2019, the Master Portfolio had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral(2)(3)
Global Impact Master Portfolio	$1,599,736	$1,073,598	$580,197

(1)

It is the Master Portfolio’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

These securities are held for the benefit of the Master Portfolio at the Master Portfolio’s custodian. The Master Portfolio cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.

(3)	U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Global Impact Master Portfolio
Securities Lending Transactions(1)
Common Stocks	$1,073,598	$—	$—	$—	$1,073,598

Total Borrowings	$1,073,598	$—	$—	$—	$1,073,598

Gross amount of recognized liabilities for securities lending transactions					$1,073,598

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Commitments and Contingencies

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred. However, based on experience and knowledge of management, the Master Portfolio expects the risk of loss to be remote.

10.	Investment Transactions:

For the six-month period ended April 30, 2019, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Global Impact Master Portfolio	$22,297,863	$15,669,199	$—	$—	$22,297,863	$15,669,199

11.	Line of Credit:

The Master Portfolio participates in a committed line of credit pursuant to a credit agreement. The Master Portfolio may borrow under the line of credit for temporary or emergency purposes. The Master Portfolio (together with certain other Hartford Funds) may borrow up to $370 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During and as of the six-month period ended April 30, 2019, the Master Portfolio had no borrowings under this facility.

25

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

12.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Law and federal securities laws. In addition, the Trust, on behalf of the Master Portfolio, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Master Portfolio’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Master Portfolio’s early adoption of these provisions was limited to changes in the Master Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

14.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

26

Additional Information regarding the Hartford Global Impact NextShares Fund and Global Impact Master Portfolio

HOW TO OBTAIN A COPY OF THE FUND’S AND MASTER PORTFOLIO’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund and the Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund and the Master Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund and the Master Portfolio will each file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.

The Fund and the Master Portfolio’s Form N-PORT reports once filed will be available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

27

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and its Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2019), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Renato Acquisition Co.; Sentinel Insurance Company, Ltd; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2019

About NextShares, an exchange-traded managed fund: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs. Trading prices are linked to the NextShares next-computed NAV and will vary by a market-determined premium or discount, which may be zero; may be above, at, or below NAV; and may vary significantly from anticipated levels. Purchase and sale prices will not be known until the NextShares NAV is determined at the end of the trading day. NextShares do not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of a fund’s value. Limit orders can be used to control differences in trade prices versus NAV (cost of trade execution), but cannot be used to control or limit execution price. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

Hartford Funds NextShares are a new type of fund. NextShares funds have a limited operating history and may not be available at all broker/dealers. There is no guarantee that an active trading market for NextShares funds will develop or be maintained, or that their listings will continue or remain unchanged.

NextSharesTM is a trademark of NextShares Solutions LLC. All rights reserved. Used with permission.

This report is submitted for the general information of the shareholders of the Hartford Global Impact NextShares Fund (the “Fund”). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Advisory services are provided by Hartford Funds Management Company, LLC (HFMC). Certain funds are sub-advised by Wellington Management Company LLP. Hartford Funds exchange-traded managed funds are distributed by ALPS Distributors, Inc. (ALPS). Hartford Funds refers to Hartford Funds Distributors, LLC (Member FINRA), HFMC, and Lattice Strategies, LLC, which are not affiliated with ALPS or any sub-adviser.

NXSSAR-GI19    6/19    211423    HFN000142    Printed in U.S.A.

Item 2. Code of Ethics.

 Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

 Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

 Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

 Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

 Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

 Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

 Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by

Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

 Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS MASTER FUND

Date: July 8, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 8, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 8, 2019	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)